Restructuring Activities (Tables)	12 Months Ended
Jan. 02, 2016
Restructuring Cost and Reserve [Line Items]
Fair Value Measurements, Nonrecurring
The following is a summary of assets and impairments that were measured at fair value on a nonrecurring basis.

	Fiscal 2015		Fiscal 2014
(In millions)	Fair Value	Impairment	Fair Value	Impairment
Property and equipment	$1.8	$17.0	$0.6	$5.5
Indefinite-lived intangibles	15.0	5.1	—	—

Consumer Direct Operations [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Costs
The following is a summary of the activity during fiscal 2015 and 2014, with respect to a reserve established by the Company in connection with the 2014 Plan, by category of costs.

(In millions)	Severance and employee related	Impairment of property and equipment	Costs associated with exit or disposal activities	Total
Balance at December 28, 2013	$—	$—	$—	$—
Restructuring costs	2.6	5.5	13.1	21.2
Amounts paid	(1.6)	—	(3.4)	(5.0)
Charges against assets	—	(5.5)	(3.2)	(8.7)
Balance at January 3, 2015	$1.0	$—	$6.5	$7.5
Restructuring costs	2.9	5.4	9.0	17.3
Amounts paid	(1.8)	—	(7.2)	(9.0)
Charges against assets	—	(5.4)	(1.8)	(7.2)
Balance at January 2, 2016	$2.1	$—	$6.5	$8.6

Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Costs
The following is a summary of the activity during fiscal 2014 and 2013, with respect to a reserve established by the Company in connection with the 2013 Plan, by category of costs.

(In millions)	Severance and employee related	Costs associated with exit or disposal activities	Total
Balance at December 29, 2012	$—	$—	$—
Restructuring costs	1.4	6.2	7.6
Amounts paid	(1.4)	—	(1.4)
Charges against assets	—	(5.7)	(5.7)
Balance at December 28, 2013	$—	$0.5	$0.5
Restructuring costs	0.1	0.9	1.0
Amounts paid	(0.1)	(1.2)	(1.3)
Charges against assets	—	(0.2)	(0.2)
Balance at January 3, 2015	$—	$—	$—